Condensed financial information of the parent company (Tables)	12 Months Ended
Sep. 30, 2025
Condensed Financial Information Disclosure [Abstract]
Schedule of parent company balance sheets

	September 30, 2025	September 30, 2024
ASSETS
OTHER ASSETS
Investment in subsidiaries	$2,084,662	$3,609,253
Restricted cash - non-current	300,000	—
Due from subsidiaries	3,974,656	—
Prepayment	116,250	—
Deferred offering costs	52,960	843,099
Total assets	6,528,528	4,452,352

LIABILITIES AND SHAREHOLDERS’ EQUITY
CURRENT LIABILITIES
Other payables	712,311	7,889
Due to a shareholder	1,056,062	60,000
Total liabilities	1,768,373	67,889

COMMITMENTS AND CONTINGENCIES	—	—

SHAREHOLDERS’ EQUITY
Ordinary shares, $0.000001 par value, 49,000,000,000 shares authorized, 6,900,000 and 5,500,000 shares issued and outstanding as of September 30, 2025 and 2024, respectively*	7	6
Preference shares, $0.000001 par value, 1,000,000,000 shares authorized, no shares issued and outstanding as of September 30, 2025 and 2024, respectively*	—	—
Additional paid-in capital	6,566,686	2,860,566
Statutory reserves	186,225	186,225
Accumulative (deficits) profits	(1,768,370)	1,519,737
Accumulated other comprehensive loss	(224,393)	(182,071)
Total shareholders’ equity	4,760,155	4,384,463

Total liabilities and shareholders’ equity	$6,528,528	$4,452,352

* Shares and per share data are presented on a retroactive basis to reflect the reorganization (Note 1) and the Share Subdivision, Re-designation and the share surrender effected on November 3, 2023 (Note 12).

Schedule of Parent company statement of operations and comprehensive income loss

	For the Fiscal Years Ended September 30,
	2025	2024	2023
OTHER (EXPENSE) INCOME
Equity (loss) income of subsidiaries	$(1,482,269)	$1,112,740	$1,509,332
General and administrative expenses	(1,805,838)	—	—
Expensed deferred IPO costs	—	(150,000)	—
Total other (expense) income, net	(3,288,107)	962,740	1,509,332

NET (LOSS) INCOME	(3,288,107)	962,740	1,509,332
FOREIGN CURRENCY TRANSLATION ADJUSTMENT	(42,322)	119,645	(73,751)
COMPREHENSIVE (LOSS) INCOME	$(3,330,429)	$1,082,385	$1,435,581

Schedule of parent company statements of cash flows

	For the Fiscal Years Ended September 30,
	2025	2024	2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss) income	$(3,288,107)	$962,740	$1,509,332
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Expensed deferred IPO costs	—	150,000	—
Equity loss (income) of subsidiaries	1,482,269	(1,112,740)	(1,509,332)
Changes in operating assets and liabilities:
Other receivables	(116,250)	—	—
Other payables	704,422	—	—
Net cash used in operating activities	(1,217,666)	—	—

CASH FLOWS FROM INVESTING ACTIVITIES:
Loans to subsidiaries	(3,974,656)	—	—
Net cash used in investing activities	(3,974,656)	—	—

CASH FLOWS FROM FINANCING ACTIVITIES:
Payments for deferred offering costs	(1,103,741)	—	—
Gross proceeds from issuance of ordinary shares in the IPO	5,600,000	—	—
Proceeds received from shareholder loans	996,063	—	—
Net cash provided in financing activities	5,492,322	—	—

CHANGES IN CASH	300,000	—	—

CASH AND RESTRICTED CASH, beginning of year	—	—	—

CASH AND RESTRICTED CASH, end of year	$300,000	$—	$—